Restricted net assets (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Restricted net assets
Threshold limit percentage of registered capital	50.00%
Amounts of net assets restricted	¥ 706,293	$ 100,999
Minimum
Restricted net assets
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%